Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb. 01, 2017
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Enhanced Global Bond Fund

The fund's Board of Directors (Board) has approved changes to the fund proposed by Deutsche Investment Management Americas Inc. (DIMA), the fund's investment advisor including: (i) a new fund name; (ii) the termination of the sub-advisory agreement between DIMA and Deutsche Alternative Asset Management (Global) Limited (DAAM Global); (iii) the appointment of Deutsche Asset Management International GmbH (Deutsche AM International GmbH), an indirect, wholly-owned subsidiary of Deutsche Bank AG, as a subadvisor to the fund; and (iv) a sub-advisory agreement between DIMA and Deutsche AM International GmbH, its affiliate, with respect to the fund. The name change to the fund will become effective on or about October 2, 2017. Deutsche AM International GmbH will begin providing portfolio management services to the fund on or about December 4, 2017. DIMA intends to propose a new portfolio management team to the Board at its upcoming December meeting.

DIMA, subject to the approval of the fund's Board, has ultimate responsibility to oversee any subadvisor to the fund and to recommend the hiring, termination and replacement of subadvisors for the fund. The fund and DIMA have received an exemptive order from the Securities and Exchange Commission (SEC) that allows DIMA, subject to the approval of the fund's Board, to appoint Deutsche AM International GmbH as a subadvisor to the fund without obtaining shareholder approval. The fund and DIMA are subject to certain conditions imposed by the SEC order.

Effective on or about October 2, 2017, the prospectus is supplemented as follows:

Deutsche Enhanced Global Bond Fund will be renamed Deutsche High Conviction Global Bond Fund. All references in the prospectus to the Deutsche Enhanced Global Bond Fund will be superseded with Deutsche High Conviction Global Bond Fund.

All disclosure and references in the fund's prospectus to "Currency strategies" and "Currency strategies risk" are hereby deleted.

Effective on or about December 4, 2017, the prospectus is supplemented as follows:

DAAM Global will no longer serve as subadvisor to the fund and all references to DAAM Global are hereby deleted.

Effective July 1, 2017, the prospectus is supplemented as follows:

The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	T	C	S
Maximum sales charge (load) imposed on purchases, as % of offering price	4.50	2.50	None	None
Maximum deferred sales charge (load), as % of redemption proceeds	None	None	1.00	None
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	20	None	20	20

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

	A	T	C	S
Management fee1	0.31	0.31	0.31	0.31
Distribution/service (12b-1) fees	0.24	0.25	1.00	None
Other expenses2	0.72	0.70	0.74	0.67
Acquired funds fees and expenses	0.02	0.02	0.02	0.02
Total annual fund operating expenses	1.29	1.28	2.07	1.00
Fee waiver/expense reimbursement	0.37	0.36	0.40	0.33
Total annual fund operating expenses after fee waiver/expense reimbursement	0.92	0.92	1.67	0.67

[1] "Management fee" is restated to reflect the fund's new management fee rate effective July 1, 2017.

[2] "Other expenses" for Class T are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through September 30, 2018 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired funds fees and expenses) at 0.90%, 0.90%, 1.65% and 0.65% for Class A, Class T, Class C and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Years	A	T	C	S
1	$540	$342	$270	$68
3	806	611	610	286
5	1,092	901	1,077	520
10	1,905	1,726	2,368	1,195

You would pay the following expenses if you did not redeem your shares:

Years	A	T	C	S
1	$540	$342	$170	$68
3	806	611	610	286
5	1,092	901	1,077	520
10	1,905	1,726	2,368	1,195

Deutsche Enhanced Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Enhanced Global Bond Fund

The fund's Board of Directors (Board) has approved changes to the fund proposed by Deutsche Investment Management Americas Inc. (DIMA), the fund's investment advisor including: (i) a new fund name; (ii) the termination of the sub-advisory agreement between DIMA and Deutsche Alternative Asset Management (Global) Limited (DAAM Global); (iii) the appointment of Deutsche Asset Management International GmbH (Deutsche AM International GmbH), an indirect, wholly-owned subsidiary of Deutsche Bank AG, as a subadvisor to the fund; and (iv) a sub-advisory agreement between DIMA and Deutsche AM International GmbH, its affiliate, with respect to the fund. The name change to the fund will become effective on or about October 2, 2017. Deutsche AM International GmbH will begin providing portfolio management services to the fund on or about December 4, 2017. DIMA intends to propose a new portfolio management team to the Board at its upcoming December meeting.

DIMA, subject to the approval of the fund's Board, has ultimate responsibility to oversee any subadvisor to the fund and to recommend the hiring, termination and replacement of subadvisors for the fund. The fund and DIMA have received an exemptive order from the Securities and Exchange Commission (SEC) that allows DIMA, subject to the approval of the fund's Board, to appoint Deutsche AM International GmbH as a subadvisor to the fund without obtaining shareholder approval. The fund and DIMA are subject to certain conditions imposed by the SEC order.

Effective on or about October 2, 2017, the prospectus is supplemented as follows:

Deutsche Enhanced Global Bond Fund will be renamed Deutsche High Conviction Global Bond Fund. All references in the prospectus to the Deutsche Enhanced Global Bond Fund will be superseded with Deutsche High Conviction Global Bond Fund.

All disclosure and references in the fund's prospectus to "Currency strategies" and "Currency strategies risk" are hereby deleted.

Effective on or about December 4, 2017, the prospectus is supplemented as follows:

DAAM Global will no longer serve as subadvisor to the fund and all references to DAAM Global are hereby deleted.

Effective July 1, 2017, the prospectus is supplemented as follows:

The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	T	C	S
Maximum sales charge (load) imposed on purchases, as % of offering price	4.50	2.50	None	None
Maximum deferred sales charge (load), as % of redemption proceeds	None	None	1.00	None
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	20	None	20	20

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

	A	T	C	S
Management fee1	0.31	0.31	0.31	0.31
Distribution/service (12b-1) fees	0.24	0.25	1.00	None
Other expenses2	0.72	0.70	0.74	0.67
Acquired funds fees and expenses	0.02	0.02	0.02	0.02
Total annual fund operating expenses	1.29	1.28	2.07	1.00
Fee waiver/expense reimbursement	0.37	0.36	0.40	0.33
Total annual fund operating expenses after fee waiver/expense reimbursement	0.92	0.92	1.67	0.67

[1] "Management fee" is restated to reflect the fund's new management fee rate effective July 1, 2017.

[2] "Other expenses" for Class T are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through September 30, 2018 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired funds fees and expenses) at 0.90%, 0.90%, 1.65% and 0.65% for Class A, Class T, Class C and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Years	A	T	C	S
1	$540	$342	$270	$68
3	806	611	610	286
5	1,092	901	1,077	520
10	1,905	1,726	2,368	1,195

You would pay the following expenses if you did not redeem your shares:

Years	A	T	C	S
1	$540	$342	$170	$68
3	806	611	610	286
5	1,092	901	1,077	520
10	1,905	1,726	2,368	1,195

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2018
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

The Advisor has contractually agreed through September 30, 2018 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired funds fees and expenses) at 0.90%, 0.90%, 1.65% and 0.65% for Class A, Class T, Class C and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	[2] "Other expenses" for Class T are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	[1] "Management fee" is restated to reflect the fund's new management fee rate effective July 1, 2017.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All disclosure and references in the fund's prospectus to "Currency strategies" and "Currency strategies risk" are hereby deleted.
Deutsche Enhanced Global Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.31%	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.72%	[2]
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.37%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	$ 540
3 Years	rr_ExpenseExampleYear03	806
5 Years	rr_ExpenseExampleYear05	1,092
10 Years	rr_ExpenseExampleYear10	1,905
1 Year	rr_ExpenseExampleNoRedemptionYear01	540
3 Years	rr_ExpenseExampleNoRedemptionYear03	806
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,092
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,905
Deutsche Enhanced Global Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.31%	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.70%	[2]
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.36%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	$ 342
3 Years	rr_ExpenseExampleYear03	611
5 Years	rr_ExpenseExampleYear05	901
10 Years	rr_ExpenseExampleYear10	1,726
1 Year	rr_ExpenseExampleNoRedemptionYear01	342
3 Years	rr_ExpenseExampleNoRedemptionYear03	611
5 Years	rr_ExpenseExampleNoRedemptionYear05	901
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,726
Deutsche Enhanced Global Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.31%	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.74%	[2]
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.07%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.40%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.67%
1 Year	rr_ExpenseExampleYear01	$ 270
3 Years	rr_ExpenseExampleYear03	610
5 Years	rr_ExpenseExampleYear05	1,077
10 Years	rr_ExpenseExampleYear10	2,368
1 Year	rr_ExpenseExampleNoRedemptionYear01	170
3 Years	rr_ExpenseExampleNoRedemptionYear03	610
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,077
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,368
Deutsche Enhanced Global Bond Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.31%	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.67%	[2]
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.33%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	$ 68
3 Years	rr_ExpenseExampleYear03	286
5 Years	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	1,195
1 Year	rr_ExpenseExampleNoRedemptionYear01	68
3 Years	rr_ExpenseExampleNoRedemptionYear03	286
5 Years	rr_ExpenseExampleNoRedemptionYear05	520
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,195

[1]	"Management fee" is restated to reflect the fund's new management fee rate effective July 1, 2017.
[2]	"Other expenses" for Class T are based on estimated amounts for the current fiscal year.